Secured Loan Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Secured loans	$ 79,213,679	$ 15,336,412
From October 29, 2016 to October 28, 2017 [Member] | Fixed annual rate of 11.0% [Member] | China Great Wall Assets Management Co. Ltd. (China Great Wall) [Member]
Debt Instrument [Line Items]
Secured loans	14,510,876	15,336,412
From December 28, 2018 to February 27, 2019 [Member] | Fixed annual rate of 1.29% One [Member] | Hangzhou Jingyuan Investment Management Co., Ltd (Hangzhou Jingyuan) One [Member]
Debt Instrument [Line Items]
Secured loans	50,889,845
From December 29, 2018 to June 28, 2019 [Member] | Fixed annual rate of 6.0% Two [Member] | Hangzhou Jingyuan Investment Management Co Ltd Two [Member]
Debt Instrument [Line Items]
Secured loans	8,723,973
From December 12, 2018 to December 12, 2019 [Member] | Fixed annual rate of 6.0% Three [Member] | Hangzhou Jingyuan Investment Management Co Ltd Three [Member]
Debt Instrument [Line Items]
Secured loans	$ 5,088,985